Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Other payables and accrued liabilities

Note 11—Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
Salary payables	1,931,636	1,880,897	288,265
Other payables	22,670	60,328	9,246
Accrued expenses	326,040	3,129,399	479,608
Total other payables and accrued liabilities	2,280,346	5,070,624	777,119